Commitments & Contingencies (Details)	Mar. 02, 2021 USD ($) $ / shares
Commitments and Contingencies Disclosure [Abstract]
Fixed underwriting discount	$ 6,405,000
Deferred underwriting discount, per unit (in Dollars per share) | $ / shares	$ 0.35
Aggregate payable to underwriters	$ 12,075,000